Restatement - Restatement of Consolidated Statements of Stockholders' Deficit (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accumulated deficit	$ (24,899,638)
As Reported
Common stock		$ 18,734,351
Accumulated deficit		(24,004,261)
Total stockholders' deficit		(254,068)
Adjustment
Common stock		141,477
Accumulated deficit		(178,434)
Total stockholders' deficit		(36,957)
As Restated
Common stock		18,875,828
Accumulated deficit		(24,182,695)
Total stockholders' deficit		$ (291,025)